Cover	Feb. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 14, 2022
Entity File Number	000-56074
Entity Registrant Name	BIOTRICITY INC.
Entity Central Index Key	0001630113
Entity Tax Identification Number	30-0983531
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	203 Redwood Parkway
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	(650)
Local Phone Number	832-1626
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BTCY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false